Homeward Opportunities Fund Trust 2022-1 ABS-15G

Exhibit 99.2 - Schedule 2

Exception Detail
Run Date - 07/15/2022 12:34:54 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1340657	XXXXXXXXXX	XXXXXXXXXX	6622064	433	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Short funds to close		Provide additional asset or XXXX exchange form that list available assets. Required funds to close is $XXX,XXX.XX and u/w verified $XXX,XXX.XX via asset statements provided from XXXXX.	Information provided		Reviewer 01/31/2022 04:12 PM; Provide XXXXXX closing disclosure for relinquished property XXXXX XXXXXX XXXXXXX XXXX #XX, XXXXXX XXX XXXXXXX, XX Reviewer 02/03/2022 12:35 PM; Document provided	02/03/2022			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1